SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jul. 30, 2021	Apr. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 45,898	$ 51,571				$ 48,072
Sanabil SA [Member]
Business Acquisition [Line Items]
Cash	1,739	2,670	$ 332
Assumed debt			6,548
Noncontrolling interest			221
Total consideration paid			7,101
Current assets			4,665
Current liabilities			(4,416)
Accounts receivable	1,001	1,944
Inventory	2,490	936
Other current assets	6,048	3,950
Property, plant, and equipment	4,411	5,233	5,413
Tradename			323
Customer relationship			453
Intangible assets	652	777
Goodwill	573	636
Total assets	16,914	16,146
Accounts payable	4,170	3,896
Other current liabilities	5,674	6,807
Long-term debt	1,060	1,061
Total liabilities	10,904	11,764
Total net assets acquired			6,438
Goodwill			$ 663
MDS Burkina [Member]
Business Acquisition [Line Items]
Cash	192	170		$ 6,153
Assumed debt				7,348
Noncontrolling interest				1,714
Total consideration paid				15,215
Current assets				4,559
Current liabilities				(1,144)
Accounts receivable		189
Inventory	163	1,038
Other current assets	51	2,126
Property, plant, and equipment	8,793	9,449		9,970
Goodwill	1,642	1,744
Total assets	10,841	14,716
Accounts payable	172	476
Other current liabilities	3,190	507
Long-term debt	1,714	6,621
Total liabilities	5,076	7,604
Total net assets acquired				13,385
Goodwill				$ 1,830
MDS Mali [Member]
Business Acquisition [Line Items]
Cash	556	1,011			$ 9,579
Assumed debt					9,723
Noncontrolling interest					4,037
Total consideration paid					23,339
Current assets					16,715
Current liabilities					(7,293)
Accounts receivable	598	1,790
Inventory	1,306	3,132
Other current assets	3	7,571
Property, plant, and equipment	6,732	7,320			8,289
Tradename					734
Customer relationship					1,760
Intangible assets	2,072	2,287
Goodwill	2,749	2,919
Total assets	14,016	26,030
Accounts payable	358	4,493
Other current liabilities	1,456	1,017
Long-term debt	3,531	7,121
Total liabilities	5,345	12,631
Other intangible assets					20
Total net assets acquired					20,225
Goodwill					$ 3,114
Trigola [Member]
Business Acquisition [Line Items]
Cash	1,943	98
Other current assets	162	400
Property, plant, and equipment	5,391	4,124
Total assets	7,496	4,622
Accounts payable	7,496	4,122
Other current liabilities	28	161
Total liabilities	$ 7,524	$ 4,283